Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Line Items]
Net Increase (Decrease) in valuation allowances	$ 1,700	$ (4,652)
Tax credits, net capital and operating loss carryforwards	557,390	699,023
Tax credits, net capital and operating loss carryforwards having expiration date	$ 137,406	$ 202,193
Tax credit net capital and operating loss carryforwards expiration dates	through 2045	through 2044
Gross unrecognized tax benefits	$ 170,532	$ 151,822	$ 196,949	$ 213,031
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	38,090	30,495
Interest and penalties recognized in the statements of income, relating to unrecognized tax expense (benefit)	7,595	4,617
Unrecognized deferred tax liability for undistributed earnings of foreign subsidiary due to indefinitely reinvestment	133,020	$ 101,725
Fiscal Year 2026 [Member]
Income Taxes [Line Items]
Expected decrease in unrecognized tax benefits within next 12 months due to lapse of statutes of limitations	$ 17,045
GUERNSEY
Income Taxes [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Prepaid Expenses and Other Current Assets [Member]
Income Taxes [Line Items]
Tax receivable balance	$ 55,854	$ 37,249